Rollforward Of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 23,956
Goodwill arising from acquisitions	10,745
Ending Balance	34,701
Laboratory services
Goodwill [Line Items]
Beginning Balance	23,956
Goodwill arising from acquisitions	10,745
Ending Balance	$ 34,701